Leases - Additional Information (Details) ₱ in Millions	1 Months Ended	12 Months Ended			24 Months Ended
	Jan. 31, 2020 Site	Dec. 31, 2024 PHP (₱) Site TelecomTower	Dec. 31, 2023 PHP (₱) Site TelecomTower	Dec. 31, 2022 PHP (₱) TelecomTower	Dec. 31, 2023 PHP (₱) TelecomTower
Disclosure of quantitative information about right-of-use assets [line items]
Cash outflow for leases		₱ 12,079	₱ 10,707	₱ 8,331
Non-cash additions to ROU assets		15,607	15,759
non-cash additions to lease liabilities		15,607	15,759
Rental income relating to investment properties		59	57	₱ 51	₱ 57
ROU assets		39,111	32,717		32,717
Lease liabilities		7,335	5,921		5,921
Within one year [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Rentals receivable under non-cancellable operating leases		62	59		59
After one year but not more than five years [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Rentals receivable under non-cancellable operating leases		62	125		125
MSAs [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Cumulative lease liability		40,262
Cumulative right of use assets		24,861
TowerCos [Member] | Common Tower Pilot (CTP) Program [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Number of sites commitment covered | Site	200
Number of additional sites commitment covered | Site	464
Unity [Member] | Assets and Liabilities Classified as Held-for-Sale [Member]
Disclosure of quantitative information about right-of-use assets [line items]
ROU assets		1,954
Lease liabilities		₱ 1,615
Frontier [Member] | Assets and Liabilities Classified as Held-for-Sale [Member]
Disclosure of quantitative information about right-of-use assets [line items]
ROU assets			1,844		1,844
Lease liabilities			₱ 1,779		₱ 1,779
Smart and DMPI [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Number of sale of telecom towers | TelecomTower		6,726
Smart and DMPI [Member] | TowerCos [Member] | SPAs [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Number of sale of telecom towers | TelecomTower		7,569			7,569
Smart [Member] | TowerCos [Member] | MSAs [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Number of sale of telecom towers | TelecomTower		356	1,705	4,665
Leaseback period of towers sold		10 years			10 years
Smart [Member] | TowerCos [Member] | Common Tower Pilot (CTP) Program [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Number of service orders issued to build-to-suit sites | Site		457
R F T I [Member] | Common Tower Pilot (CTP) Program [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Number of build-to-suit sites | Site		422	236
Number of build-to-suit sites ready for service | Site		430	388